5. LONG-TERM INVESTMENTS	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 5. LONG-TERM INVESTMENTS

Equity Method Investment

The Company accounts for its interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Turquoise Hill Resources Ltd. (formerly Ivanhoe Mines Ltd.) (“Turquoise Hill”) and 34% by the Government of Mongolia (Note 7), as a 20% equity investment. The Company’s share of the loss of the joint venture is $78,933 for the nine months ended September 30, 2014 (September 30, 2013 - $116,295) plus accrued interest expense of $197,120 for the nine months ended September 30, 2014 (September 30, 2013 - $194,122).